March 7, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Homestead Funds, Inc.
File Nos. 33-35788, 811-06136

Commissioners:

     On behalf of Homestead Funds, Inc. (the “Funds”), we are transmitting for filing under the Investment Company Act of 1940 (the “Act”) an electronic copy of Form N-CSR for the Funds. The Form N-CSR includes the annual report for the Funds for the period ending December 31, 2007 that has been delivered to shareholders of the Funds as required by Rule 30e-1 under the Act.

     Please call the undersigned at (703) 907-5953 if you have any questions or comments regarding this filing.

Sincerely,

/s/ Kelly R. Bowers Kelly R. Bowers Director of Compliance